LEASES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating lease cost	¥ 416	¥ 405
Lease expense			¥ 502
Maximum [Member]
Remaining operating lease term	8 years
Minimum [Member]
Remaining operating lease term	1 year